Business combinations - ABN AMRO (Channel Islands) Limited Acquisition (Details) $ in Thousands, £ in Millions			6 Months Ended	12 Months Ended
	Jul. 15, 2019 USD ($)	Jul. 15, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Payments to acquire businesses					$ 20,722	$ 0
Customer Relationships
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, useful life				15 years
ABN AMRO (Channel Islands) Limited Acquisition
Business Acquisition [Line Items]
Payments to acquire businesses	$ 201,100	£ 160.7
Clients assets custody fees	$ 4,700,000
Legal and professional transaction costs			$ 5,400	$ 5,400
Total net revenue			13,700
Net income			$ 1,500
ABN AMRO (Channel Islands) Limited Acquisition | Customer Relationships
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, useful life				15 years